Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Financial Data
Unaudited Quarterly Financial Data

(12) Unaudited Quarterly Financial Data

        The following table sets forth, for the periods indicated, the Company's financial information for the eight most recent quarters ended December 31, 2012. In the Company's opinion, this unaudited information has been prepared on a basis consistent with the annual consolidated financial statements and includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the unaudited information for the periods presented.

	Three Months Ended
	Mar. 31, 2011	June. 31, 2011	Sept. 30, 2011	Dec. 31, 2011	Mar. 31, 2012(1)	June 30, 2012(1)	Sept. 30, 2012(1)	Dec. 31, 2012(2)
	(unaudited)
Revenue	$25,475	$28,912	$31,156	$34,728	$37,574	$40,625	$42,260	$49,157
Operating expenses:
Cost of revenue	10,179	10,977	11,373	12,975	14,389	15,436	16,057	18,794
Sales & marketing	6,961	6,875	8,493	9,600	12,240	11,093	9,752	12,022
Product development	1,887	2,368	2,811	2,711	3,419	3,441	3,795	5,675
General and administrative	2,012	2,285	2,539	3,335	3,732	4,445	3,765	9,709

Total operating expenses	21,039	22,505	25,216	28,621	33,780	34,415	33,369	46,200

Income from operations	4,436	6,407	5,940	6,107	3,794	6,210	8,891	2,957
Other income (expense), net	6	1	1	2	3	2	(3)	(49)

Income before income taxes	4,442	6,408	5,941	6,109	3,797	6,212	8,888	2,908
Provision (benefit) for income tax	189	273	253	321	86	141	146	(26,111)

Net income	4,253	6,135	5,688	5,788	3,711	6,071	8,742	29,019
Less:
Preferred interest distributed	1,875	3,000	1,312	956	2,100	1,688	2,263	2,950
Preferred interest accretion	1,763	1,730	565	—	—	—	—	—
Undistributed (loss) earnings to participating stockholders/members	(1,253)	(1,899)	(31)	491	(1,172)	(170)	(77)	(2,668)

Net income available to common stockholders/members	$1,868	$3,304	$3,842	$4,341	$2,783	$4,553	$6,556	$28,737

Net income (loss) per basic share available to common stockholders/members:
Distributed	$0.27	$0.43	$0.19	$0.14	$0.30	$0.24	$0.33	$0.27
Undistributed	(0.18)	(0.27)	(0.01)	0.07	(0.17)	(0.02)	(0.02)	0.61

Basic	$0.09	$0.16	$0.18	$0.21	$0.13	$0.22	$0.31	$0.88

Net income (loss) per diluted share available to common stockholders/members:
Distributed	$0.27	$0.43	$0.19	$0.14	$0.30	$0.24	$0.33	$0.27
Undistributed	(0.18)	(0.27)	(0.01)	0.07	(0.17)	(0.02)	(0.02)	0.61

Diluted	$0.09	$0.16	$0.18	$0.21	$0.13	$0.22	$0.31	$0.88

Weighted average shares outstanding:
Basic	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	32,497,727
Diluted	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	20,849,242	32,681,570
(1)
Certain interim period balances have been reclassified within total operating expenses to conform to current period presentation.

(2)
During the fourth quarter of fiscal year 2012, the Company identified an under-accrual in each of the prior quarters of 2012 related to non-income tax expense. As a result, the Company recorded an incremental charge of approximately $900 to general and administrative expense during the fourth quarter of 2012. The Company does not believe the adjustment is material to the fourth quarter or any previously reported periods.